Non-Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Non-Redeemable Preferred Stock

15.  Non-Redeemable Preferred Stock

Series Non-Redeemable B Preferred - The 20,000 shares of Series B 12% cumulative, convertible preferred stock (“Series B Preferred”), $100 par value, are convertible, in whole or in part, into 666,666 shares of our common stock (33.3333 shares of common stock for each share of preferred stock) at any time at the option of the holder and entitle the holder to one vote per share.  The Series B Preferred provides for annual cumulative dividends of 12% from date of issue, payable when and as declared.  All of the outstanding shares of the Series B Preferred are owned by the Golsen Holders.

Series Non-Redeemable D Preferred - The 1,000,000 shares of Series D 6% cumulative, convertible Class C preferred stock (“Series D Preferred”) have no par value and are convertible, in whole or in part, into 250,000 shares of our common stock (1 share of common stock for 4 shares of preferred stock) at any time at the option of the holder.  Dividends on the Series D Preferred are cumulative and payable annually in arrears at the rate of 6% per annum of the liquidation preference of $1.00 per share.  Each holder of the Series D Preferred shall be entitled to .875 votes per share.  All of the outstanding shares of Series D Preferred are owned by the Golsen Holders.

Cash Dividends Paid – During 2015, 2014 and 2013, we paid the following annual cash dividends on our non-redeemable preferred stock in each of the respective year:

•	$240,000 on the Series B Preferred ($12.00 per share) and
•	$60,000 on the Series D Preferred ($0.06 per share).

At December 31, 2015, the amount of accumulated dividends on the Series B and Series D Preferred totaled approximately $78,000.

Other - At December 31, 2015, we are authorized to issue an additional 230,000 shares of $100 par value preferred stock and an additional 3,790,000 shares of no par value preferred stock.  Upon issuance, our Board will determine the specific terms and conditions of such preferred stock.